Option Indexed to Issuer's Equity, Description: Schedule of Options Indexed to Issuer's Equity (Tables)	9 Months Ended
May 31, 2016
Tables/Schedules
Schedule of Options Indexed to Issuer's Equity
	May 31, 2016	August 31,2015
Derivative Liabilities on Convertible Loans:
St. George Investments derivative liability	$ -0-	$ 446,785